Financial assets and liabilities	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Financial assets and liabilities

Note 12	Financial assets and liabilities
FAIR VALUE

The following table provides the fair value details of financial instruments measured at amortized cost in the consolidated statements of financial position.

			JUNE 30, 2021		DECEMBER 31, 2020

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	79	81	82	86

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	22,037	24,714	20,525	24,366

The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2021
Publicly-traded and privately-held investments (3)	Other non-current assets	141	19	—	122
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	150	—	150	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	120	—	178	(58)
December 31, 2020
Publicly-traded and privately-held investments (3)	Other non-current assets	126	3	—	123
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(51)	—	(51)	—
MLSE financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	109	—	167	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income (loss) from continuing operations in the consolidated statements of comprehensive income and are reclassified from Accumulated other comprehensive income to Deficit in the statements of financial position when realized.
(4)Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other income (expense) in the consolidated income statements.
MARKET RISK
CURRENCY EXPOSURES
We use forward contracts, options and cross currency interest rate swaps to manage foreign currency risk related to anticipated purchases and sales and certain foreign currency debt.
In Q1 2021, we entered into cross currency interest rate swaps with notional amounts of $600 million in U.S. dollars ($749 million in Canadian dollars) and $500 million in U.S. dollars ($637 million in Canadian dollars) to hedge the U.S. currency exposure of our US-3 Notes maturing in 2024 and our US-4 Notes maturing in 2051, respectively. See Note 10, Debt, for additional details.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a gain (loss) of $5 million ($28 million) recognized in net earnings from continuing operations at June 30, 2021 and a gain (loss) of $244 million ($232 million) recognized in Other comprehensive income (loss) from continuing operations at June 30, 2021, with all other variables held constant.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the Philippines Peso would result in a gain (loss) of $6 million recognized in Other comprehensive income (loss) from continuing operations at June 30, 2021, with all other variables held constant.

The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2021.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	250	CAD	311	2021	Commercial paper
Cash flow	USD	366	CAD	482	2021	Anticipated transactions
Cash flow	PHP	1,125	CAD	30	2021	Anticipated transactions
Cash flow	USD	509	CAD	651	2022	Anticipated transactions
Cash flow	PHP	2,270	CAD	58	2022	Anticipated transactions
Cash flow	USD	520	CAD	641	2023	Anticipated transactions
Cash flow - call options	USD	231	CAD	299	2022	Anticipated transactions
Cash flow - put options	USD	231	CAD	295	2022	Anticipated transactions
Economic	USD	79	CAD	105	2021	Anticipated transactions
Economic - put options	USD	60	CAD	77	2021	Anticipated transactions
Economic - call options	USD	150	CAD	178	2022	Anticipated transactions
Economic - call options	CAD	190	USD	150	2022	Anticipated transactions
Economic - put options	USD	399	CAD	481	2022	Anticipated transactions

INTEREST RATE EXPOSURES
We use leveraged interest rate options to economically hedge the dividend rate resets on $582 million of our preferred shares having varying reset dates in 2021 for the periods ending in 2026. The dividend rates for $275 million of these preferred shares had not yet been reset as at June 30, 2021. The fair value of these interest rate options at June 30, 2021 and December 31, 2020 was a net asset of $3 million and a net liability of $6 million, respectively, recognized in Other current assets, Trade payables and other liabilities, and Other non-current liabilities in the consolidated statements of financial position. A (loss) gain of ($3 million) and $13 million for the three and six months ended June 30, 2021, respectively, relating to these interest rate options is recognized in Other income (expense) in the consolidated income statements.
A 1% increase (decrease) in interest rates would result in an increase (decrease) of $4 million and ($7 million) recognized in net earnings from continuing operations at June 30, 2021.
EQUITY PRICE EXPOSURES
We use equity forward contracts on BCE’s common shares to economically hedge the cash flow exposure related to the settlement of equity settled share-based compensation plans and the equity price risk related to certain share-based payment plans. The fair value of our equity forward contracts at June 30, 2021 and December 31, 2020 was a net asset of $54 million and a net liability of $82 million, respectively, recognized in Other current assets, Trade payables and other liabilities, Other non-current assets and Other non-current liabilities in the consolidated statements of financial position. A gain of $100 million and $160 million for the three and six months ended June 30, 2021, respectively, relating to these equity forward contracts is recognized in Other income (expense) in the consolidated income statements.
A 5% increase (decrease) in the market price of BCE’s common shares at June 30, 2021 would result in a gain (loss) of $43 million recognized in net earnings from continuing operations, with all other variables held constant.
COMMODITY PRICE EXPOSURE
We use fuel swaps to economically hedge the purchase cost of fuel in 2021. The fair value of our fuel swaps at June 30, 2021 and December 31, 2020 was an asset of $5 million and $3 million, respectively, recognized in Other current assets in the consolidated statements of financial position. A gain of $2 million and $6 million for the three and six months ended June 30, 2021, respectively, relating to these fuel swaps is recognized in Other income (expense) in the consolidated income statements.
A 25% increase (decrease) in the market price of fuel at June 30, 2021 would result in a gain (loss) of $2 million relating to fuel swaps recognized in net earnings from continuing operations, with all other variables held constant.